SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 1,765,741	$ 13,792,030	$ 11,198,252	$ 16,870,748
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,485,744	11,605,000	6,635,000	11,702,550
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 279,997	$ 2,187,030	$ 4,563,252	$ 5,168,198